Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2022

	Shares/ Principal	Fair Value
Exchange Traded Funds - 90.7%
Debt Funds - 32.1%
iShares 10+ Year Investment Grade Corporate Bond ETF	31,011	$1,495,661
iShares 10-20 Year Treasury Bond ETF	19,756	2,152,416
iShares 1-3 Year Treasury Bond ETF	43,636	3,543,680
iShares 1-5 Year Investment Grade Corporate Bond ETF	38,240	1,884,467
iShares 20+ Year Treasury Bond ETF	8,595	880,558
iShares 3-7 Year Treasury Bond ETF	24,106	2,754,834
iShares 5-10 Year Investment Grade Corporate Bond ETF	39,723	1,917,826
iShares 7-10 Year Treasury Bond ETF	6,746	647,549
iShares Convertible Bond ETF	14,517	1,000,221
iShares Core Total USD Bond Market ETF	193,999	8,632,955
iShares Core U.S. Aggregate Bond ETF	54,777	5,277,216
iShares Fallen Angels USD Bond ETF	18,761	448,388
iShares TIPS Bond ETF	29,307	3,074,304
Total Debt Funds		33,710,075
Equity Funds - 58.6%
iShares Core High Dividend ETF	22,434	2,048,000
iShares Core MSCI EAFE ETF	123,901	6,525,866
iShares Core S&P 500 ETF	82,701	29,660,714
iShares Core S&P Mid-Cap ETF	22,836	5,007,021
iShares Core S&P Small-Cap ETF	37,411	3,261,865
iShares ESG Aware MSCI USA ETF	116,506	9,251,742
iShares MSCI EAFE Growth ETF	24,418	1,771,770
iShares MSCI EAFE Value ETF	53,836	2,074,301
iShares MSCI Emerging Markets Min Vol Factor ETF	7,603	385,320
iShares MSCI USA Min Vol Factor ETF	13,104	866,174
iShares U.S. Energy ETF	11,979	470,895
iShares U.S. Infrastructure ETF	10,300	332,072
Total Equity Funds		61,655,740
Total Exchange Traded Funds
(Cost - $87,249,741)		95,365,815
Short-Term Investments - 6.9%
Money Market Funds - 6.9%
Dreyfus Government Cash Management, 2.75%(a)	6,301,048	6,301,048
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 2.74%(a)	995,822	995,822
Total Short-Term Investments (Cost - $7,296,870)		7,296,870
Total Investments - 97.6%
(Cost - $94,546,611)		$102,662,685
Other Assets Less Liabilities - Net 2.4%		2,557,844
Total Net Assets - 100.0%		$105,220,529

Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

(a)	The rate shown is the annualized seven-day yield at period end.

TIPS	-	Treasury Inflation Protected Security

Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	35	12/16/2022	$2,922,150	$253,125
MSCI EAFE Future	Goldman Sachs & Co.	82	12/16/2022	6,808,460	599,540
MSCI Emerging Market Index Future	Goldman Sachs & Co.	7	12/16/2022	305,025	27,330
S&P 500 E-Mini Future	Goldman Sachs & Co.	145	12/16/2022	26,110,875	2,480,205
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	20	12/16/2022	4,416,400	390,180

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$3,750,380